RELATED PARTY TRANSACTIONS - Services provided by related parties (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
RELATED PARTY TRANSACTIONS
Selling and marketing	$ 2,438,248	$ 1,764,909	$ 2,517,497
Related party | Services Provided by Related Parties
RELATED PARTY TRANSACTIONS
Selling and marketing			$ 1,129